Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses and accrued income
Prepaid expenses	SFr 3,972	SFr 4,302
Accrued income	360	1,099
Total prepaid expenses and accrued income	4,332	5,401
Accrued interest income	SFr 400	SFr 1,100